JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.4%(a)
New York — 96.4%
Education — 5.0%
Erie County Industrial Development Agency (The), City School District of the City of Buffalo Project
Rev., 5.00%, 5/1/2023	1,710	1,869
Series A, Rev., 5.00%, 5/1/2023	2,000	2,088
New York City Educational Construction Fund Series 2021A, Rev., 5.00%, 4/1/2029	1,500	1,944
New York State Dormitory Authority, New York University
Series 1, Rev., AMBAC, 5.50%, 7/1/2021	1,730	1,738
Series 1, Rev., AMBAC, 5.50%, 7/1/2022	1,000	1,058
Series 1, Rev., AMBAC, 5.50%, 7/1/2023	2,900	3,218
Series 1, Rev., AMBAC, 5.50%, 7/1/2024	1,570	1,820
Series 1, Rev., AMBAC, 5.50%, 7/1/2025	2,280	2,745
New York State Dormitory Authority, Rochester Institute of Technology Series 2019A, Rev., 5.00%, 7/1/2036	900	1,153
New York State Dormitory Authority, School Districts Financing Program
Series 2009A, Rev., AGC, 5.00%, 10/1/2024	40	40
Series 2018A, Rev., 5.00%, 10/1/2027	2,000	2,447
Syracuse Industrial Development Agency School Facility, Syracuse City School District Project Series 2019A, Rev., 5.00%, 5/1/2025	500	589

		20,709

General Obligation — 16.2%
Chautauqua Lake Central School District GO, 5.00%, 6/15/2021	725	726
City of Buffalo, General Improvement Series 2016B, GO, 5.00%, 11/15/2022	1,000	1,071
City of New York Subseries E-1, GO, 5.25%, 3/1/2035	1,300	1,640
City of New York, Fiscal Year 2012 Series A-1, GO, 5.00%, 8/1/2028	7,600	7,661
City of New York, Fiscal Year 2014
Series 2014E, GO, 5.00%, 8/1/2024	1,250	1,378
Subseries D-1, GO, 5.00%, 8/1/2028	2,000	2,200
City of New York, Fiscal Year 2018
Series C, GO, 5.00%, 8/1/2024	1,000	1,147
Series F, Subseries 2018F-1, GO, 5.00%, 4/1/2034	2,500	3,116
City of New York, Fiscal Year 2019 Series 2019E, GO, 5.00%, 8/1/2027	1,750	2,198
City of Syracuse, Public Improvement
Series A, GO, 4.00%, 5/15/2024	1,000	1,105
Series 2020A, GO, AGM, 4.00%, 5/15/2025	1,000	1,132
City of White Plains, Public Improvement
GO, 4.00%, 9/15/2028	705	827
GO, 4.00%, 9/15/2029	1,100	1,282
City of Yonkers
Series 2021A, GO, 4.00%, 2/15/2024	250	273
Series 2021A, GO, AGM, 5.00%, 2/15/2028	325	410
County of Monroe
GO, 5.00%, 6/1/2022	1,080	1,132
GO, 5.00%, 6/1/2025	1,330	1,562
County of Nassau, General Improvement
Series C, GO, 5.00%, 10/1/2022	2,205	2,347
Series B, GO, 5.00%, 10/1/2024	1,580	1,818
Series A, GO, 5.00%, 1/1/2025	1,000	1,160
Series 2016B, GO, 5.00%, 10/1/2025	1,000	1,189
Series 2019B, GO, 5.00%, 4/1/2026	1,270	1,531
County of Onondaga GO, 4.00%, 4/15/2029	2,760	3,114
County of Westchester
Series 2018A, GO, 5.00%, 12/1/2022	1,350	1,449
Series 2019D, GO, 5.00%, 12/15/2023	2,930	3,286
Series 2019D, GO, 4.00%, 12/15/2030	1,635	1,964
Haverstraw-Stony Point Central School District GO, 3.00%, 10/15/2026	1,105	1,234
Kings Park Central School District GO, 2.00%, 9/1/2021	1,000	1,005
Lindenhurst Union Free School District Series A, GO, 2.13%, 6/15/2021	1,170	1,171
Middle Country Central School District at Centereach GO, 2.00%, 8/15/2022	1,000	1,023

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Monroe County, Greece Central School District
Series B, GO, 4.50%, 12/15/2021	880	900
Series B, GO, 5.00%, 12/15/2022	765	822
Series 2012B, GO, 5.00%, 12/15/2023	500	537
Orchard Park Central School District GO, 4.00%, 4/1/2029	1,685	1,941
State of New York, Tax-Exempt Series 2018A, GO, 5.00%, 2/15/2025	1,515	1,774
Syosset Central School District GO, 2.00%, 12/15/2027	1,380	1,471
Town of Brookhaven GO, 5.00%, 5/1/2027	2,000	2,367
Town of Brookhaven, Public Improvement GO, 4.00%, 7/15/2028	2,675	3,207
Town of East Hampton, Various Purpose GO, 5.00%, 8/15/2023	290	321
Town of Oyster Bay, Public Improvement GO, AGM, 4.00%, 3/1/2026	920	1,065
Village of Mamaroneck, Public Improvement GO, 3.00%, 8/15/2030	1,540	1,667

		67,223

Hospital — 1.5%
New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center Series 2019-1, Rev., 5.00%, 7/1/2030	1,000	1,316
New York State Dormitory Authority, Memorial Sloan-Kettering Cancer Center Rev., NATL-RE, 5.50%, 7/1/2023	1,000	1,060
New York State Dormitory Authority, New York University Hospitals Center, Langone Hospitals Obligated Group Rev., 5.00%, 7/1/2026	3,360	3,816

		6,192

Other Revenue — 45.6%
Battery Park City Authority Series 2019A, Rev., 5.00%, 11/1/2038	2,000	2,607
Hudson Yards Infrastructure Corp., Second Indenture
Series 2017A, Rev., 5.00%, 2/15/2029	3,500	4,315
Series 2017A, Rev., 5.00%, 2/15/2030	1,600	1,966
Series 2017A, Rev., 5.00%, 2/15/2032	2,320	2,836
Series A, Rev., 5.00%, 2/15/2034	1,115	1,357
Series A, Rev., 5.00%, 2/15/2035	4,000	4,857
Series A, Rev., 5.00%, 2/15/2036	3,500	4,241
Long Island Power Authority, Electric System
Series 2012B, Rev., 5.00%, 9/1/2024	2,735	2,900
Series 2019A, Rev., 5.00%, 9/1/2027	3,500	4,417
Series 2020A, Rev., 5.00%, 9/1/2032	1,410	1,880
Rev., 5.00%, 9/1/2034	1,500	1,921
Rev., 5.00%, 9/1/2035	2,000	2,560
Rev., 5.00%, 9/1/2036	1,225	1,560
Metropolitan Transportation Authority, Dedicated Tax Fund
Series A, Rev., Zero Coupon, 11/15/2030	4,000	3,441
Series 2017B-2, Rev., 5.25%, 11/15/2033	1,000	1,248
Nassau County Interim Finance Authority, Sales Tax
Series 2021A, Rev., 4.00%, 11/15/2033	1,000	1,267
Series 2021A, Rev., 4.00%, 11/15/2034	2,930	3,697
Series 2021A, Rev., 5.00%, 11/15/2035	935	1,268
New York City Industrial Development Agency, New York Stock Exchange Project, Fiscal Year 2019
Series 2019A, Rev., 5.00%, 5/1/2023	1,310	1,424
Series 2019A, Rev., 5.00%, 5/1/2027	1,150	1,422
New York City Industrial Development Agency, Queens Baseball Stadium Project Rev., AGM, 4.00%, 1/1/2032	1,250	1,535
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2015 Series S-1, Rev., 5.00%, 7/15/2028	3,000	3,487
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2018 Subseries S-4, Rev., 5.25%, 7/15/2035	4,000	5,134

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York City Transitional Finance Authority, Building Aid, Fiscal Year 2019
Series 2019S-2A, Rev., 5.00%, 7/15/2026	1,900	2,327
Series S-2A, Rev., 5.00%, 7/15/2034	2,000	2,527
Series S-3A, Rev., 5.00%, 7/15/2034	4,000	5,054
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2032	2,000	2,451
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2019
Series A, Subseries A-1, Rev., 5.00%, 8/1/2034	1,500	1,905
Series A, Subseries A-1, Rev., 5.00%, 8/1/2035	1,000	1,269
New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2021
Rev., 5.00%, 5/1/2033	1,745	2,317
Series E, Subseries E-1, Rev., 5.00%, 2/1/2036	1,000	1,319
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt Subseries C-1, Rev., 5.00%, 5/1/2027	870	1,089
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2012
Series D, Subseries D-1, Rev., 5.00%, 11/1/2026	1,000	1,020
Series D, Subseries D-1, Rev., 5.00%, 11/1/2027	1,000	1,020
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2017 Series E, Subseries E-1, Rev., 5.00%, 2/1/2034	2,260	2,766
New York City Transitional Finance Authority, Future Tax Secured, Tax-Exempt, Fiscal Year 2021
Series 2021A, Rev., 5.00%, 11/1/2029	2,000	2,636
Series 2021G1, Rev., 5.00%, 11/1/2038	1,250	1,642
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2012 Series EE, Rev., 5.00%, 6/15/2028	4,000	4,199
New York Convention Center Development Corp., Hotel Unit fee Secured Rev., 5.00%, 11/15/2030	2,000	2,343
New York Convention Center Development Corp., Subordinated Lien, Hotel Unit fee Secured
Series B, Rev., Zero Coupon, 11/15/2031	2,090	1,651
Series B, Rev., Zero Coupon, 11/15/2033	2,000	1,491
New York State Dormitory Authority, Court Facilities Lease Series A, Rev., AMBAC, 5.50%, 5/15/2026	5,000	6,191
New York State Dormitory Authority, State Personal Income Tax, General Purpose
Series E, Rev., 5.00%, 2/15/2029	1,715	1,772
Series A, Rev., 5.00%, 3/15/2033	1,500	1,925
Series A, Rev., 5.00%, 3/15/2035	1,500	1,910
Series 2019A, Rev., 5.00%, 3/15/2036	1,825	2,314
New York State Dormitory Authority, State Sales Tax
Series 2014A, Rev., 5.00%, 3/15/2029	2,500	2,820
Series A, Rev., 5.00%, 3/15/2031	5,100	5,934
Series 2014A, Rev., 5.00%, 3/15/2032	2,000	2,253
Series B, Rev., 5.00%, 3/15/2032	2,500	2,959
Series 2018E, Rev., 5.00%, 3/15/2033	2,000	2,547
Series B, Rev., 5.00%, 3/15/2033	2,500	2,958
Series A, Rev., 5.00%, 3/15/2034	2,000	2,466
New York State Thruway Authority, State Personal Income Tax, Transportation Series A, Rev., 5.00%, 3/15/2023	2,400	2,609
New York State Urban Development Corp., State Personal Income Tax, General Purpose
Series A, Rev., 5.00%, 3/15/2027	1,500	1,690
Series A, Rev., 5.00%, 3/15/2031	3,000	3,375
Series 2020E, Rev., 5.00%, 3/15/2032	1,500	1,968
Series A, Rev., 5.00%, 3/15/2032	2,500	2,964
Series 2019A, Rev., 5.00%, 3/15/2033	2,575	3,281
New York State Urban Development Corp., State Personal Income Tax, State Facilities and Equipment
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2023	2,000	2,192
Series A-2, Rev., NATL-RE, 5.50%, 3/15/2025	5,000	5,951

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
New York State Urban Development Corp., State Sales Tax Series 2019A, Rev., 5.00%, 3/15/2036	4,500	5,790
New York Transportation Development Corp., Delta Air Lines, Inc., LaGuardia Airport Terminals C&D Redevelopment Project
Rev., AMT, 5.00%, 1/1/2025	2,075	2,381
Rev., AMT, 5.00%, 1/1/2026	2,000	2,364
Rev., AMT, 5.00%, 1/1/2027	2,000	2,427
Sales Tax Asset Receivable Corp., Fiscal Year 2015
Series A, Rev., 5.00%, 10/15/2029	5,000	5,753
Series A, Rev., 5.00%, 10/15/2030	2,500	2,875
State of New York Mortgage Agency, Homeowner Mortgage Series 197, Rev., 3.50%, 10/1/2044	625	666
Trust for Cultural Resources of The City of New York (The), Carnegie Hall Rev., 5.00%, 12/1/2031	275	350
United Nations Development Corp., Senior Lien Series 2019A, Rev., 5.00%, 7/1/2022	1,095	1,153
Westchester Tobacco Asset Securitization Corp., Tobacco Settlement
Series B, Rev., 5.00%, 6/1/2033	1,775	2,172
Series B, Rev., 5.00%, 6/1/2034	2,000	2,439

		188,815

Transportation — 16.9%
Metropolitan Transportation Authority
Series 2015C, Subseries C-1, Rev., 5.25%, 11/15/2030	1,500	1,768
Series 2016A-1, Rev., 5.00%, 11/15/2031	2,500	2,955
Series B, Rev., 5.00%, 11/15/2031	2,000	2,294
Subseries D-1, Rev., 5.00%, 11/15/2031	2,000	2,330
Series A-1, Rev., 5.00%, 11/15/2032	2,000	2,362
Series A-1, Rev., 4.00%, 11/15/2033	2,000	2,220
Metropolitan Transportation Authority, Dedicated Tax Fund Series 2016A, Rev., 5.25%, 11/15/2034	1,020	1,246
New York State Thruway Authority
Series K, Rev., 5.00%, 1/1/2028	1,000	1,156
Series K, Rev., 5.00%, 1/1/2030	2,500	2,887
Series L, Rev., 5.00%, 1/1/2032	2,250	2,807
Series N, Rev., 5.00%, 1/1/2033	2,225	2,903
Series 2016A, Rev., 5.00%, 1/1/2035	1,000	1,189
Port Authority of New York & New Jersey
Series 172, Rev., 5.00%, 10/1/2022	1,500	1,560
Series 186, Rev., AMT, 5.00%, 10/15/2027	2,000	2,280
Series 185, Rev., AMT, 5.00%, 9/1/2028	1,000	1,134
Series 184, Rev., 5.00%, 9/1/2030	2,020	2,317
Series 185, Rev., AMT, 5.00%, 9/1/2030	2,000	2,266
Series 207, Rev., AMT, 5.00%, 9/15/2031	2,335	2,903
Series 185, Rev., AMT, 5.00%, 9/1/2032	1,750	1,981
Series 207, Rev., AMT, 5.00%, 9/15/2032	3,000	3,720
Series 205, Rev., 5.00%, 11/15/2032	1,000	1,251
Rev., AMT, 5.00%, 9/1/2036	2,950	3,725
Triborough Bridge and Tunnel Authority, MTA Bridges and Tunnels
Series 2017B, Rev., 5.00%, 11/15/2029	2,500	3,097
Series B, Rev., 5.00%, 11/15/2029	1,600	2,114
Series B, Rev., 5.00%, 11/15/2030	5,355	6,993
Series 2016A, Rev., 5.00%, 11/15/2031	1,000	1,204
Series B, Rev., 5.00%, 11/15/2031	1,100	1,362
Series 2013A, Rev., Zero Coupon, 11/15/2032	3,000	2,381
Series B, Rev., 5.00%, 11/15/2033	1,500	1,856
Series C, Rev., 5.00%, 11/15/2035	1,375	1,742

		70,003

Utility — 5.1%
Long Island Power Authority, Electric System Series A, Rev., AGM, Zero Coupon, 6/1/2021	5,000	5,000
Utility Debt Securitization Authority
Rev., 5.00%, 12/15/2032	2,500	2,986
Series A, Rev., 5.00%, 12/15/2033	3,000	3,634
Series A, Rev., 5.00%, 12/15/2034	4,595	5,558
Series B, Rev., 5.00%, 12/15/2034	2,450	2,964

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Utility Debt Securitization Authority, Federally Tax-Exempt Series TE, Rev., 5.00%, 12/15/2030	1,000	1,120

		21,262

Water & Sewer — 6.1%
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2011 Series 2011HH, Rev., 5.00%, 6/15/2021	6,600	6,612
New York City Water and Sewer System, Second General Resolution, Fiscal Year 2015
Series 2015EE, Rev., 5.00%, 6/15/2028	2,000	2,283
Series DD, Rev., 5.00%, 6/15/2029	2,000	2,281
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects Series 2005B, Rev., 5.50%, 10/15/2025(b)	4,175	5,025
New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, Municipal Water Finance Authority Projects - Second Resolution
Series A, Rev., 5.00%, 6/15/2027	1,500	1,710
Series A, Rev., 5.00%, 6/15/2031	2,150	2,609
Series A, Rev., 5.00%, 6/15/2032	2,000	2,425
Series 2015A, Rev., 5.00%, 6/15/2033	2,000	2,354

		25,299

Total New York		399,503

TOTAL MUNICIPAL BONDS (Cost $373,742)		399,503

	Shares (000)
SHORT-TERM INVESTMENTS — 2.6%
INVESTMENT COMPANIES — 2.6%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(c)(d)(Cost $10,804)	10,800	10,805

Total Investments — 99.0% (Cost $384,546)		410,308
Other Assets Less Liabilities — 1.0%		4,028

Net Assets — 100.0%		414,336

Percentages indicated are based on net assets.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
GO	General Obligation
MTA	Metropolitan Transportation Authority
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue

(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2021.

JPMorgan New York Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments – Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds	$—	$399,503	$—	$399,503
Short-Term Investments
Investment Companies	10,805	—	—	10,805

Total Investments in Securities	$10,805	$399,503	$—	$410,308

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$12,075	$24,282	$25,552	$(1)	$1	$10,805	10,800	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.